Note Commitments and contingencies (Commitments) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation Balance Sheet Amount	$ 372	$ 9,000
From Public Corporation - Puerto Rico Electric Power Authority [Member]
Commitments and Contingencies Disclosure [Line Items]
Loans Sold	40,000
PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Risk Credit Risk Financial Instrument Maximum Exposure	584,491	669,337
PR Government Direct Exposure | From PR Government And Public Corporations
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	17,445	75,858
PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Risk Credit Risk Financial Instrument Maximum Exposure	517,046
PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	406,000	394,000
PR Government Indirect Exposure | Housing Bonds backed by GNMA, FNMA or residential CMOs
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	49,000	50,000
PR Government Indirect Exposure | Commercial real estate
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	31,000	28,000
Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	529,339	577,759
Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	511,894	501,901
Outstanding Balance | PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Consumer, Mortgage with PRHA	326,000	316,000
Commitments To Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments	9,000	10,000
Loans | Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	458,794	502,251
Loans | Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	458,794
Securities Investment | Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	70,545	$ 75,508
Securities Investment | Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities	$ 53,100